DEBT (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Principal amount		$ 2,475,400
Debt Discount		1,842,378
Principal		2,681,200
Discount		823,059
Notes Payable [Member]
Principal amount	$ 20,400	20,400
Debt Discount	0	0
Principal	2,289,329	20,400
Discount	$ 0	$ 0
Origination date	May 29, 2020	May 29, 2020
Maturity date	Mar. 31, 2050	Mar. 31, 2050
Interest Rate	4.00%	4.00%
Note payable	$ 832,913
Notes Payable One [Member]
Principal amount	50,000	$ 1,350,000
Debt Discount	29,664	934,128
Principal	50,000	1,485,000
Discount	$ 11,536	$ 38,922
Origination date	Jul. 29, 2022	Jan. 11, 2022
Maturity date	Jan. 29, 2024	Jan. 11, 2023
Interest Rate	10.00%	10.00%
Notes Payable Two [Member]
Principal amount	$ 150,000	$ 50,000
Debt Discount	88,247	29,664
Principal	150,000	50,000
Discount	$ 36,767	$ 21,424
Origination date	Aug. 11, 2022	Jul. 29, 2022
Maturity date	Feb. 11, 2024	Jan. 29, 2024
Interest Rate	10.00%	10.00%
Notes Payable Three [Member]
Principal amount	$ 50,000	$ 150,000
Debt Discount	29,513	88,247
Principal	50,000	150,000
Discount	$ 12,293	$ 66,185
Origination date	Aug. 15, 2022	Aug. 11, 2022
Maturity date	Feb. 15, 2024	Feb. 11, 2024
Interest Rate	10.00%	10.00%
Notes Payable Four [Member]
Principal amount	$ 80,000	$ 50,000
Debt Discount	45,827	29,513
Principal	80,000	50,000
Discount	$ 20,367	$ 22,133
Origination date	Aug. 31, 2022	Aug. 15, 2022
Maturity date	Feb. 28, 2024	Feb. 15, 2024
Interest Rate	10.00%	10.00%
Notes Payable Five [Member]
Principal amount	$ 50,000	$ 80,000
Debt Discount	29,922	45,827
Principal	50,000	80,000
Discount	$ 13,302	$ 35,643
Origination date	Sep. 01, 2022	Aug. 31, 2022
Maturity date	Mar. 01, 2024	Feb. 28, 2024
Interest Rate	10.00%	10.00%
Notes Payable Six [Member]
Principal amount	$ 50,000	$ 50,000
Debt Discount	29,922	29,922
Principal	50,000	50,000
Discount	$ 13,302	$ 23,274
Origination date	Sep. 07, 2022	Sep. 01, 2022
Maturity date	Mar. 07, 2024	Mar. 01, 2024
Interest Rate	10.00%	10.00%
Notes Payable Seven [Member]
Principal amount	$ 50,000	$ 50,000
Debt Discount	30,316	29,922
Principal	50,000	50,000
Discount	$ 14,318	$ 23,274
Origination date	Sep. 12, 2022	Sep. 07, 2022
Maturity date	Mar. 12, 2024	Mar. 07, 2024
Interest Rate	10.00%	10.00%
Notes Payable Eight [Member]
Principal amount	$ 100,000	$ 50,000
Debt Discount	59,839	30,316
Principal	100,000	50,000
Discount	$ 29,920	$ 24,422
Origination date	Sep. 29, 2022	Sep. 12, 2022
Maturity date	Mar. 29, 2024	Mar. 12, 2024
Interest Rate	10.00%	10.00%
Notes Payable Nine [Member]
Principal amount	$ 200,000	$ 100,000
Debt Discount	220,000	59,839
Principal	0	100,000
Discount	$ 0	$ 49,866
Origination date	Nov. 07, 2022	Sep. 29, 2022
Maturity date	Nov. 07, 2023	Mar. 29, 2024
Interest Rate	7.00%	10.00%
Notes Payable Ten [Member]
Principal amount	$ 25,000	$ 200,000
Debt Discount	25,000	220,000
Principal	25,000	235,400
Discount	$ 14,583	$ 192,499
Origination date	Nov. 09, 2022	Nov. 07, 2022
Maturity date	May 09, 2024	Nov. 07, 2023
Interest Rate	10.00%	7.00%
Notes Payable Eleven [Member]
Principal amount	$ 100,000	$ 25,000
Debt Discount	100,000	25,000
Principal	100,000	25,000
Discount	$ 58,331	$ 22,917
Origination date	Nov. 15, 2022	Nov. 09, 2022
Maturity date	May 15, 2024	May 09, 2024
Interest Rate	10.00%	10.00%
Notes Payable Twelve [Member]
Principal amount	$ 200,000	$ 100,000
Debt Discount	220,000	100,000
Principal	0	100,000
Discount	$ 0	$ 91,667
Origination date	Dec. 21, 2022	Nov. 15, 2022
Maturity date	Dec. 21, 2023	May 15, 2024
Interest Rate	7.00%	10.00%
Notes Payable Thirteen [Member]
Principal amount	$ 1,563,929	$ 200,000
Debt Discount	1,563,929	220,000
Principal	1,563,929	235,400
Discount	$ 608,194	$ 210,833
Origination date	Jan. 11, 2023	Dec. 21, 2022
Maturity date	Oct. 11, 2023	Dec. 21, 2023
Interest Rate	14.00%	7.00%